RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability, current	$ (3,582)
Operating lease, liability, noncurrent	$ (6,481)
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability		$ 15,800